Financial Instruments And Financial Risk Management - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended			12 Months Ended
	Mar. 21, 2022	Jul. 20, 2021	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 26, 2023	Aug. 12, 2021
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable, net						$ 51,070	$ 56,492
Expenses for bad and doubtful debt						4,900	400
Bad debts write-offs						5,500	1,900
Increase (decrease) in net loss						(36,000)
(Loss) gain on foreign currency						(303)	931
One Customer
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable, net						$ 7,200
Entity's accounts receivable (in percent)						12.00%
Two Customers
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable, net							$ 13,900
Entity's accounts receivable (in percent)							23.00%
Senior Loan
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate (in percent)									9.50%
Borrowings, effective interest rate (in percent)									11.00%
Mortgage Loans | JDRC Ellenville, LLC
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate (in percent)								8.40%
Borrowings, effective interest rate (in percent)								10.20%
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Working capital						$ 77,800
Currency risk
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument						0.00%	0.00%
California Reporting Unit
Disclosure of detailed information about financial instruments [line items]
Accounts receivable reserve				$ 100
Cash payments received after implementations of plans to reduce operations						$ 2,000
Illinois Company, Secured Craft Grower Licenses
Disclosure of detailed information about financial instruments [line items]
Loans issued					$ 200
Groups Identified by State of Illinois, Opportunity To Receive Conditional Adult Use Dispensing Organization Licenses
Disclosure of detailed information about financial instruments [line items]
Loans issued					$ 1,000
Loans receivable, short-term
Disclosure of detailed information about financial instruments [line items]
Issuance of financial assets			$ 1,000
Term of financial assets (in years)			1 year
Interest rate of financial assets (in percent)			9.50%
Financial assets at amortised cost, category | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Loans issued, fully funded	$ 1,200
Financial assets at amortised cost, category | Illinois Company, Secured Craft Grower Licenses | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Loans issued							$ 300
Loans issued, fully funded		$ 100
Financial assets at amortised cost, category | Groups Identified by State of Illinois, Opportunity To Receive Conditional Adult Use Dispensing Organization Licenses | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Loans issued							$ 1,000